Note 18 - Earnings (Loss) Per Share	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
18.	LOSS PER SHARE

	For the three		For the three
	months ended		months ended
	June 30, 2019		June 30, 2018
BASIC LOSS PER SHARE
Loss from continuing operations available to shareholders	$(269,971)		$(64,028)
Dividend to preferred shareholders - net of tax	2,450		2,343
Loss from continuing operations available to shareholders - net	(272,421)		(66,371)
Basic weighted average shares outstanding	149,846,539		148,472,715
Basic loss per share from continuing operations available to shareholders	$(1.82)		$(0.45)
Basic loss per share available to shareholders	$(1.85)		$(0.29)

DILUTED LOSS PER SHARE
Loss from continuing operations available to shareholders	$(272,421)		(66,371)
Adjusted loss from continuing operations available to shareholders	$(272,421)		$(66,371)
Basic weighted average shares outstanding	149,846,539		148,472,715
Dilutive effect of:
Restricted share and performance bonus grants	3,123,247	1	3,034,501	1
Deferred share grants	184,546	1	115,184	1
Convertible debentures	30,662,288	1	44,438,208	1
Shares outstanding on a diluted basis	183,816,620		196,060,608
Diluted loss from continuing operations per share available to shareholders	$(1.82)		$(0.45)
Diluted loss per share available to shareholders	$(1.85)		$(0.29)

1
The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not
been included in the computation of diluted loss per share. The potentially dilutive instruments are the convertible features on the
6.5%
convertible bonds,
6.75%
$160M
convertible debentures and
6.75%
$100M
convertible debentures as well as the stock options and share grants.